Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2020:

	2020 Carrying Value	2020 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	242.4	242.4	—	242.4	—
Long-term investments (1)	2.5	2.5	2.5	—	—
	244.9	244.9	2.5	242.4	—
Financial liabilities
Derivatives	45.4	45.4	—	45.4	—
Senior guaranteed notes (2)	1,871.4	1,847.7	—	1,847.7	—
	1,916.8	1,893.1	—	1,893.1	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2019:

	2019 Carrying Value	2019 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	327.9	327.9	—	327.9	—
Long-term investments (1)	6.7	6.7	6.7	—	—
	334.6	334.6	6.7	327.9	—
Financial liabilities
Derivatives	18.4	18.4	—	18.4	—
Senior guaranteed notes (2)	2,098.8	2,120.1	—	2,120.1	—
	2,117.2	2,138.5	—	2,138.5	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2020:

	2020 Carrying Value	2020 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	242.4	242.4	—	242.4	—
Long-term investments (1)	2.5	2.5	2.5	—	—
	244.9	244.9	2.5	242.4	—
Financial liabilities
Derivatives	45.4	45.4	—	45.4	—
Senior guaranteed notes (2)	1,871.4	1,847.7	—	1,847.7	—
	1,916.8	1,893.1	—	1,893.1	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2019:

	2019 Carrying Value	2019 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	327.9	327.9	—	327.9	—
Long-term investments (1)	6.7	6.7	6.7	—	—
	334.6	334.6	6.7	327.9	—
Financial liabilities
Derivatives	18.4	18.4	—	18.4	—
Senior guaranteed notes (2)	2,098.8	2,120.1	—	2,120.1	—
	2,117.2	2,138.5	—	2,138.5	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2020 and the change in fair value for the year ended December 31, 2020:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	26.1	21.8	261.6	—	309.5
Unrealized change in fair value	(52.4)	(14.5)	(56.6)	11.0	(112.5)
Derivative assets (liabilities), end of year	(26.3)	7.3	205.0	11.0	197.0

Derivative assets, end of year	3.5	9.8	218.1	11.0	242.4
Derivative liabilities, end of year	(29.8)	(2.5)	(13.1)	—	(45.4)
(1)Includes oil and gas contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2019 and the change in fair value for the year ended December 31, 2019:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Total
Derivative assets, beginning of year	147.0	45.4	403.2	595.6
Disposed	(16.2)	—	—	(16.2)
Unrealized change in fair value	(104.4)	(23.6)	(141.6)	(269.6)
Foreign exchange	(0.3)	—	—	(0.3)
Derivative assets, end of year	26.1	21.8	261.6	309.5

Derivative assets, end of year	26.1	21.8	280.0	327.9
Derivative liabilities, end of year	—	—	(18.4)	(18.4)
(1)Includes oil and gas contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.

Disclosure of offsetting of financial assets and liabilities	The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2020 and December 31, 2019:

	2020			2019
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	248.4	(51.4)	197.0	334.5	(25.0)	309.5
Amount offset	(6.0)	6.0	—	(6.6)	6.6	—
Net amount	242.4	(45.4)	197.0	327.9	(18.4)	309.5

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2020		Year ended December 31, 2019
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(73.7)	72.6	(117.1)	104.2
Natural gas	(1.8)	1.8	—	—
Differential
Crude oil	0.1	(0.1)	—	—
The following table summarizes the unrealized gains (losses) on the Company's interest derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable forward interest rates, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2020		Year ended December 31, 2019
Forward interest rates	Increase 50 basis points	Decrease 50 basis points	Increase 50 basis points	Decrease 50 basis points
Interest rate swaps	4.4	(4.4)	1.1	(1.1)
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2020		Year ended December 31, 2019
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	197.8	(197.8)	254.8	(254.8)
Cross currency swaps	Forward	(210.7)	210.7	(264.6)	264.6
Foreign exchange swaps	Forward	(4.6)	4.6	(2.0)	2.0
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2020		Year ended December 31, 2019
Share price	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Total return swaps	2.7	(2.7)	—	—

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2020 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	311.6	—	—	—	311.6
Derivative liabilities (1)	30.3	1.3	—	—	31.6
Senior guaranteed notes (2)	251.9	767.0	816.2	26.9	1,862.0
Bank credit facilities (3)	13.1	413.0	—	—	426.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2020 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is October 25, 2023. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2019 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	479.4	—	—	—	479.4
Senior guaranteed notes (1)	234.6	532.3	829.2	500.5	2,096.6
Bank credit facilities (2)	39.9	916.8	—	—	956.7
(1)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(2)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2019 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.
Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2020 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	311.6	—	—	—	311.6
Derivative liabilities (1)	30.3	1.3	—	—	31.6
Senior guaranteed notes (2)	251.9	767.0	816.2	26.9	1,862.0
Bank credit facilities (3)	13.1	413.0	—	—	426.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2020 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is October 25, 2023. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2019 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	479.4	—	—	—	479.4
Senior guaranteed notes (1)	234.6	532.3	829.2	500.5	2,096.6
Bank credit facilities (2)	39.9	916.8	—	—	956.7
(1)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(2)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2019 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.
Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2020:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2021	31,486	59.17	1,986	73.74	68.38	58.38
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar (1)
Term	Volume (bbls/d)	Contract	Basis	Fixed Differential ($/bbl)
2021 January - March	500	Basis Swap	WCS (2)	(16.30)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.
(2)WCS refers to Western Canadian Select crude oil differential.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)
	Average Volume (GJ/d)	Average Swap Price ($/GJ)
Term
2021 January - October	23,310	2.38
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Interest Rate Derivative Contracts – Canadian Dollar		Notional Principal ($ millions)	Fixed Rate (%)
Term	Contract
January 2021 - March 2023	Swap	50.0	0.92
January 2021 - August 2023	Swap	50.0	0.81
January 2021 - August 2023	Swap	50.0	0.95
January 2021 - September 2023	Swap	50.0	0.95
January 2021 - August 2024	Swap	100.0	0.87

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2021	Swap	295.0	2.01	387.2	1.89
January 2021 - April 2021	Swap	82.0	5.13	79.0	5.83
January 2021 - June 2021	Swap	52.5	3.29	56.3	3.59
January 2021 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2021 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2021 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2021 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2021 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2021 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2021 - April 2027	Swap	20.00	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Notional Principal (US$ millions)	Pay Notional Principal (Cdn$ millions)
January 2021	Swap	6.0	7.7
May 2022	Swap	30.0	32.2

Financial Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2021 - April 2021	Swap	5.5	3,000,000
January 2021 - April 2022	Swap	5.5	3,000,000
January 2021 - April 2023	Swap	4.7	2,956,900